Financial Instruments (Tables)	3 Months Ended
Feb. 28, 2019
Fair Value Disclosures [Abstract]
Fair value measurements, nonrecurring
	February 28, 2019		November 30, 2018
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,498,295	1,512,729	1,790,358	1,795,796

(i)	The Company calculates the interest rate for the Debentures and due to related parties based on the Company’s estimated cost of raising capital and uses the discounted cash flow model to calculate the fair value of the Debentures and the amounts due to related parties.

Past due financing receivables
	February 28,	November 30,
	2019	2018
	$	$

Total accounts receivable	281,828	305,912
Less allowance for doubtful accounts	(66,849)	(66,849)
Total accounts receivable, net	214,979	239,063

Not past due	214,979	239,063
Past due for more than 31 days
but no more than 120 days	—	—
Past due for more than 120 days	66,849	66,849
Total accounts receivable, gross	281,828	305,912

Contractual obligation, fiscal year maturity schedule

	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	1,769,675	—	—	—	—	1,769,675
Accrued liabilities	875,590	—	—	—	—	875,590
Related parties
Employee costs payable	214,874	—	—	—	—	214,874
Convertible debentures (Note 5)	1,073,649	12,603	12,466	12,329	525,479	1,636,526
	3,933,788	12,603	12,466	12,329	525,479	4,496,665